Major Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Major Customers
Major Customers

5.	MAJOR CUSTOMERS

During the three months ended March 31, 2019, there was no customers with a concentration of 10% or higher of the Company’s revenue. During the three months ended March 31, 2018, there was one customer with a concentration of 10% or higher of the Company’s revenue at 30%.

5.	MAJOR CUSTOMERS

There were three customers with a concentration of 10% or higher of the Company’s revenue, two at 13% and one at 12% for the year ended December 31, 2018, and three customers, at 24% and two at 12%, for the year ended December 31, 2017.